Investments In Joint Ventures and Associates (Tables)	9 Months Ended
Sep. 30, 2022
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Schedule of Permanent Investments in joint Ventures and Associates
A.    The investments in joint ventures and associates as of September 30, 2022 and December 31, 2021 were as follows:

	Percentage of investment	September 30, 2022		December 31, 2021
Deer Park Refining Limited Partnership(1)	49.995%	Ps.	—	Ps.	6,703,324
Sierrita Gas Pipeline LLC	35.00%	1,064,301		1,187,170
Frontera Brownsville, LLC.	50.00%	440,353		456,503
Texas Frontera, LLC.	50.00%	188,320		195,814
CH 4 Energía, S. A. de C.V.	50.00%	154,097		174,321
Administración Portuaria Integral de Dos Bocas, S. A. de C.V.	40.00%	131,358		110,344
Other-net	Various	129,199		130,800
Total		2,107,628		8,958,276
(Impairment) in joint venture Deer Park Refining Limited Partnership(2)		—		(6,703,324)
		Ps.	2,107,628	Ps.	2,254,952

(1)
As of December 31, 2021, PEMEX owned 49.995% interest in DPRLP, accordingly DPRLP was recognized through the equity method in the financial statements of PEMEX. As of September 30, 2022, PEMEX owns 100% interest in DPRLP and has control of the company. Accordingly, DPRLP is consolidated in the financial statements of PEMEX.

(2)	As of December 31, 2021, the investment in Deer Park was totally impaired (see subsection B.).

Schedule (Loss) profit Sharing in Joint Ventures and Associates
Profit (loss) sharing in joint ventures and associates:

	For the nine- month period ended September 30,
	2022		2021
Deer Park Refining Limited Partnership	Ps.	—	Ps.	(3,320,804)
Sierrita Gas Pipeline, LLC.	97,616		100,215
CH4 Energía, S. A. de C.V.	23,275		19,540
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.	21,014		(79,083)
Frontera Brownsville, LLC.	17,056		30,500
Texas Frontera, LLC.	10,824		18,366
Ductos el Peninsular, S. A. P. I. de C. V.	(370)		(18)
Other, net	62,934		64,601
Profit (loss) sharing in joint ventures and associates, net	Ps.	232,349	(3,166,683)

	For the three-month period ended September 30,
	2022		2021
Deer Park Refining Limited Partnership	Ps.	—	Ps.	4,351
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.	18,813		(43,906)
Sierrita Gas Pipeline, LLC.	16,171		33,339
Frontera Brownsville, LLC.	9,628		6,385
Texas Frontera, LLC.	3,568		4,904
CH4 Energía, S. A. de C.V.	2,466		12,366
Ductos el Peninsular, S. A. P. I. de C. V.	(396)		(16)
Other, net	20,951		24,178
Profit (loss) sharing in joint ventures and associates, net	Ps.	71,201	41,601

Summary of fair value of identifiable assets acquired
Identifiable assets acquired and liabilities assumed.
The following table summarizes the fair value of the identifiable assets acquired.

Cash and cash equivalents	Ps.	1,597,759	U.S.$	78,310
Inventories	6,918,473		339,091
Other current assets	131,661		6,453
Total current Assets	8,647,893		423,854
Property, Plant and Equipment	29,669,961		1,454,196
Total identifiable net assets acquired	Ps.	38,317,854	U.S.$	1,878,050